TYPE 13F-HR
PERIOD 03/31/06
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006



Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) : [    ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia May 12, 2006

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$ 1,512,595 MM


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None


ABBOTT LABORATORIES                Com 002824100      $7,555   177,900 SH   Sole          154,800       23,100
ALLEGHENY TECHNOLOGIES             Com 01741R102     $19,556   319,650 SH   Sole          277,850       41,800
ALLSTATE CORPORATION               Com 020002101      $6,790   130,300 SH   Sole          113,500       16,800
ALTRIA GROUP INC                   Com 02209S103     $38,536   543,828 SH   Sole          480,820       63,008
AMERICAN ELECTRIC POWER            Com 025537101     $54,388 1,598,700 SH   Sole        1,393,900      204,800
AMERICAN EXPRESS                   Com 025816109     $36,079   686,560 SH   Sole          598,200       88,360
AMERICAN INTERNATIONAL GROUP       Com 026874107     $29,469   445,895 SH   Sole          388,500       57,395
ANHEUSER BUSCH COS INC             Com 035229103      $6,912   161,600 SH   Sole          142,500       19,100
AT&T INC                           Com 00206R102     $68,532 2,534,480 SH   Sole        2,209,871      324,609
AVON PRODS INC                     Com 054303102     $33,074 1,061,100 SH   Sole          925,200      135,900
BANK OF AMERICA CORP               Com 060505104     $36,751   807,000 SH   Sole          703,000      104,000
BLACK & DECKER CORP                Com 091797100     $30,351   349,300 SH   Sole          304,700       44,600
BRISTOL-MYERS SQUIBB               Com 110122108     $40,023 1,626,300 SH   Sole        1,417,400      208,900
CAMPBELL SOUP CO                   Com 134429109      $7,591   234,300 SH   Sole          203,800       30,500
CATERPILLAR INC DEL                Com 149123101     $27,340   380,730 SH   Sole          331,950       48,780
CHEVRON CORP                       Com 166764100     $60,469 1,043,100 SH   Sole          909,200      133,900
CIGNA                              Com 125509109     $49,358   377,875 SH   Sole          329,675       48,200
CITIGROUP INC                      Com 172967101     $39,045   826,700 SH   Sole          720,970      105,730
CLEAR CHANNEL COMMUN               Com 184502102      $6,463   222,800 SH   Sole          193,700       29,100
COCA COLA CO                       Com 191216100      $7,277   173,800 SH   Sole          151,100       22,700
DOW CHEMICAL                       Com 260543103     $34,603   852,300 SH   Sole          742,800      109,500
DUPONT                             Com 263534109     $39,884   944,901 SH   Sole          824,063      120,838
ENTERGY CORP                       Com 29364G103     $12,147   176,200 SH   Sole          153,600       22,600
EXELON CORP                        Com 30161N101     $28,665   541,874 SH   Sole          471,874       70,000
EXXON MOBIL CORP.                  Com 30231G102     $56,644   930,725 SH   Sole          811,469      119,256
FORD MTR CO DEL                    Com 345370860      $7,170   900,800 SH   Sole          782,689      118,111
GENERAL DYNAMICS CORP              Com 369550108     $57,061   891,850 SH   Sole          787,150      104,700
GENERAL ELECTRIC                   Com 369604103     $39,834 1,145,325 SH   Sole          998,900      146,425
GENERAL MTRS CORP                  Com 370442105      $7,665   360,350 SH   Sole          313,350       47,000
GOLDMAN SACHS GROUP                Com 38141G104     $26,770   170,550 SH   Sole          148,650       21,900
HARTFORD FINL SVCS                 Com 416515104     $48,958   607,800 SH   Sole          529,900       77,900
HCA INC                            Com 404119109     $10,667   232,950 SH   Sole          203,050       29,900
HEINZ                              Com 423074103      $7,895   208,200 SH   Sole          181,000       27,200
INTERNATIONAL BUSINESS MACHINES    Com 459200101     $30,449   369,210 SH   Sole          321,875       47,335
INTERNATIONAL PAPER                Com 460146103      $7,273   210,388 SH   Sole          183,188       27,200
JPMORGAN CHASE & CO.               Com 46625H100     $42,147 1,012,173 SH   Sole          882,976      129,197
LEHMAN BROTHERS HOLDINGS INC.      Com 524908100     $13,477    93,250 SH   Sole           81,250       12,000
LIMITED BRANDS INC                 Com 532716107      $7,680   314,000 SH   Sole          272,900       41,100
MCDONALDS CORP                     Com 580135101      $5,177   150,655 SH   Sole          131,125       19,530
MERCK & CO. INC.                   Com 589331107     $45,467 1,290,564 SH   Sole        1,126,674      163,890
MERRILL LYNCH & CO INC             Com 590188108     $60,501   768,175 SH   Sole          669,675       98,500
NORFOLK SOUTHERN                   Com 655844108     $26,419   488,600 SH   Sole          426,100       62,500
OFFICEMAX INC DEL                  Com 67622P101      $8,348   276,700 SH   Sole          240,500       36,200
PFIZER INC                         Com 717081103     $65,490 2,628,020 SH   Sole        2,287,550      340,470
SARA LEE CORP                      Com 803111103      $6,719   375,800 SH   Sole          327,300       48,500
SOUTHERN CO.                       Com 842587107     $40,261 1,228,591 SH   Sole        1,071,100      157,491
UNITED TECHNOLOGIES                Com 913017109      $5,376    92,745 SH   Sole           80,500       12,245
US BANCORP DEL                     Com 902973304      $7,091   232,494 SH   Sole          201,691       30,803
VERIZON COMMUNICATIONS             Com 92343V104     $78,315 2,299,330 SH   Sole        2,007,465      291,865
WELLS FARGO & CO                   Com 949746101     $38,001   594,975 SH   Sole          518,075       76,900
WEYERHAEUSER CORP.                 Com 962166104     $40,879   564,400 SH   Sole          492,100       72,300
                                                  $1,512,595




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